Schedule of Investments (unaudited) June 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	70,520	$6,296,026

Air Freight & Logistics — 1.0%
XPO Logistics Inc.(a)(b)	571,429	44,142,890

Airlines — 0.4%
JetBlue Airways Corp.(a)(b)	1,691,263	18,434,767

Auto Components — 1.9%
Adient PLC(a)	547,486	8,989,720
Dana Inc.	906,013	11,044,299
Delphi Technologies PLC(a)	541,477	7,694,388
Goodyear Tire & Rubber Co. (The)	1,459,127	13,051,891
Lear Corp.	342,058	37,291,163
Visteon Corp.(a)(b)	50,768	3,477,608

		81,549,069

Automobiles — 1.4%
Harley-Davidson Inc.(b)	960,517	22,831,489
Thor Industries Inc.	346,268	36,887,930

		59,719,419

Banks — 12.2%
Associated Banc-Corp.	963,651	13,182,746
BancorpSouth Bank	609,556	13,861,303
Bank of Hawaii Corp.	105,612	6,485,633
Bank OZK	758,038	17,791,152
Cathay General Bancorp.	473,932	12,464,412
CIT Group Inc.	326,922	6,777,093
Commerce Bancshares Inc.(b)	283,255	16,845,175
Cullen/Frost Bankers Inc.	356,952	26,667,884
East West Bancorp. Inc.	887,223	32,152,961
First Financial Bankshares Inc.(b)	320,676	9,264,330
First Horizon National Corp.	1,955,613	19,477,905
FNB Corp.	2,025,828	15,193,710
Fulton Financial Corp.	1,014,570	10,683,422
Glacier Bancorp. Inc.	228,110	8,050,002
Hancock Whitney Corp.	541,060	11,470,472
Home BancShares Inc./AR	963,109	14,812,616
International Bancshares Corp.	349,146	11,179,655
PacWest Bancorp.	730,416	14,396,499
Pinnacle Financial Partners Inc.	447,086	18,773,141
Prosperity Bancshares Inc.	581,302	34,517,713
Signature Bank/New York NY	335,918	35,916,353
Sterling Bancorp./DE	1,219,378	14,291,110
Synovus Financial Corp.	923,595	18,961,405
TCF Financial Corp.	953,837	28,061,885
Texas Capital Bancshares Inc.(a)(b)	316,209	9,761,372
Trustmark Corp.	397,696	9,751,506
UMB Financial Corp.	265,632	13,693,330
Umpqua Holdings Corp.	1,380,913	14,692,914
United Bankshares Inc./WV	797,541	22,059,984
Valley National Bancorp.	2,456,169	19,207,242
Webster Financial Corp.	565,432	16,177,009
Wintrust Financial Corp.	361,001	15,746,864

		532,368,798

Biotechnology — 0.8%
United Therapeutics Corp.(a)	275,988	33,394,548

Building Products — 0.8%
Lennox International Inc.	74,205	17,289,023

Security	Shares	Value

Building Products (continued)
Owens Corning	317,834	$17,722,424

		35,011,447

Capital Markets — 2.7%
Affiliated Managers Group Inc.(b)	296,218	22,086,014
Eaton Vance Corp., NVS	207,182	7,997,225
Evercore Inc., Class A	76,299	4,495,537
Federated Hermes Inc.	174,543	4,136,669
Interactive Brokers Group Inc., Class A(b)	481,299	20,103,859
Janus Henderson Group PLC	962,426	20,364,934
Legg Mason Inc.	524,310	26,084,423
Stifel Financial Corp.	219,107	10,392,245

		115,660,906

Chemicals — 3.2%
Ashland Global Holdings Inc.	379,104	26,196,086
Cabot Corp.	194,702	7,213,709
Chemours Co. (The)	1,029,774	15,807,031
Minerals Technologies Inc.(b)	213,908	10,038,702
NewMarket Corp.	15,846	6,346,006
Olin Corp.	989,843	11,373,296
PolyOne Corp.	573,127	15,033,121
RPM International Inc.	324,802	24,379,638
Sensient Technologies Corp.	265,616	13,854,531
Valvoline Inc.	533,726	10,316,924

		140,559,044

Commercial Services & Supplies — 1.4%
Deluxe Corp.	144,779	3,408,098
Healthcare Services Group Inc.	466,646	11,414,161
HNI Corp.	267,428	8,175,274
KAR Auction Services Inc.	810,278	11,149,425
MSA Safety Inc.	80,688	9,233,935
Stericycle Inc.(a)(b)	321,021	17,970,755

		61,351,648

Communications Equipment — 1.1%
Ciena Corp.(a)	366,112	19,828,626
InterDigital Inc.	192,838	10,920,416
NetScout Systems Inc.(a)	398,535	10,186,554
ViaSat Inc.(a)(b)	179,500	6,887,415

		47,823,011

Construction & Engineering — 1.8%
AECOM(a)(b)	1,003,860	37,725,059
Dycom Industries Inc.(a)(b)	198,376	8,111,595
Emcor Group Inc.	185,719	12,283,455
Fluor Corp.	870,777	10,518,986
Valmont Industries Inc.(b)	72,320	8,216,998

		76,856,093

Consumer Finance — 0.5%
FirstCash Inc.	91,163	6,151,679
Navient Corp.	1,069,525	7,518,761
SLM Corp.	1,176,065	8,267,737

		21,938,177

Containers & Packaging — 1.7%
AptarGroup Inc.	161,128	18,043,113
Greif Inc., Class A, NVS	166,068	5,714,400
O-I Glass Inc.	981,817	8,816,717
Silgan Holdings Inc.	195,007	6,316,277
Sonoco Products Co.	629,138	32,897,626

		71,788,133

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 1.9%
Adtalem Global Education Inc.(a)	324,837	$10,118,673
Graham Holdings Co., Class B	26,802	9,184,241
Grand Canyon Education Inc.(a)	296,687	26,859,074
Service Corp. International(b)	547,377	21,287,492
Strategic Education Inc.	65,473	10,059,926
WW International Inc.(a)	140,818	3,573,961

		81,083,367

Diversified Financial Services — 0.5%
Jefferies Financial Group Inc.	1,416,043	22,019,469

Electric Utilities — 2.1%
Allete Inc.	325,006	17,748,578
Hawaiian Electric Industries Inc.	355,899	12,833,718
Idacorp Inc.	174,012	15,203,428
OGE Energy Corp.	1,255,208	38,108,115
PNM Resources Inc.	249,744	9,600,159

		93,493,998

Electrical Equipment — 1.9%
Acuity Brands Inc.	248,580	23,799,049
EnerSys	266,433	17,152,957
nVent Electric PLC	979,877	18,353,096
Regal Beloit Corp.	254,091	22,187,226

		81,492,328

Electronic Equipment, Instruments & Components — 4.3%
Arrow Electronics Inc.(a)	493,307	33,885,258
Avnet Inc.	619,305	17,269,320
Belden Inc.	239,935	7,809,884
II-VI Inc.(a)(b)	549,329	25,939,315
Littelfuse Inc.	56,409	9,625,068
National Instruments Corp.	390,629	15,121,249
SYNNEX Corp.	258,234	30,928,686
Tech Data Corp.(a)(b)	220,651	31,972,330
Vishay Intertechnology Inc.	831,175	12,692,042

		185,243,152

Energy Equipment & Services — 0.4%
ChampionX Corp.(a)(b)	1,164,853	11,368,965
Transocean Ltd.(a)(b)	3,622,638	6,629,428

		17,998,393

Entertainment — 0.3%
Cinemark Holdings Inc.	671,016	7,750,235
World Wrestling Entertainment Inc., Class A(b)	124,887	5,426,340

		13,176,575

Equity Real Estate Investment Trusts (REITs) — 10.9%
American Campus Communities Inc.	448,698	15,686,482
Brixmor Property Group Inc.	817,941	10,486,004
Camden Property Trust	274,792	25,066,526
CoreCivic Inc.	750,167	7,021,563
Corporate Office Properties Trust	379,826	9,624,791
CyrusOne Inc.	252,837	18,393,892
Douglas Emmett Inc.	382,486	11,727,021
EPR Properties	272,080	9,014,010
First Industrial Realty Trust Inc.	271,215	10,425,505
GEO Group Inc. (The)	761,031	9,002,997
Healthcare Realty Trust Inc.	456,907	13,382,806
Highwoods Properties Inc.	325,721	12,159,165
Hudson Pacific Properties Inc.	615,220	15,478,935
JBG SMITH Properties	737,240	21,800,187
Kilroy Realty Corp.	265,546	15,587,550
Lamar Advertising Co., Class A	211,150	14,096,374

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage Inc.	114,726	$10,893,234
Macerich Co. (The)(b)	729,103	6,540,054
Mack-Cali Realty Corp.	568,112	8,686,432
Medical Properties Trust Inc.	3,313,037	62,285,096
National Retail Properties Inc.	485,251	17,216,705
Omega Healthcare Investors Inc.	782,566	23,265,687
Park Hotels & Resorts Inc.	1,477,351	14,611,001
Pebblebrook Hotel Trust	819,938	11,200,353
Physicians Realty Trust	647,800	11,349,456
PotlatchDeltic Corp.	226,712	8,621,857
Rayonier Inc.	503,603	12,484,318
Sabra Health Care REIT Inc.	1,289,009	18,600,400
Service Properties Trust	1,022,299	7,248,100
Spirit Realty Capital Inc.	374,396	13,051,444
STORE Capital Corp.	306,953	7,308,551
Taubman Centers Inc.	220,206	8,314,979
Urban Edge Properties	375,034	4,451,654
Weingarten Realty Investors	422,859	8,004,721

		473,087,850

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings Inc.(a)(b)	773,561	28,830,618
Grocery Outlet Holding Corp.(a)	151,580	6,184,464
Sprouts Farmers Market Inc.(a)(b)	738,613	18,901,107

		53,916,189

Food Products — 3.5%
Darling Ingredients Inc.(a)	1,028,647	25,325,289
Flowers Foods Inc.	1,207,322	26,995,720
Hain Celestial Group Inc. (The)(a)(b)	492,283	15,511,837
Ingredion Inc.	420,143	34,871,869
Lancaster Colony Corp.	63,352	9,818,927
Pilgrim’s Pride Corp.(a)(b)	118,357	1,999,050
Post Holdings Inc.(a)(b)	217,010	19,014,416
Tootsie Roll Industries Inc.	59,164	2,027,550
TreeHouse Foods Inc.(a)	353,883	15,500,075

		151,064,733

Gas Utilities — 3.3%
National Fuel Gas Co.	566,637	23,759,089
New Jersey Resources Corp.	600,438	19,604,301
ONE Gas Inc.	165,942	12,785,831
Southwest Gas Holdings Inc.	345,632	23,865,890
Spire Inc.	321,504	21,126,028
UGI Corp.	1,305,989	41,530,450

		142,671,589

Health Care Equipment & Supplies — 1.3%
Avanos Medical Inc.(a)(b)	299,473	8,801,512
Cantel Medical Corp.	102,427	4,530,346
Haemonetics Corp.(a)	113,904	10,201,242
Hill-Rom Holdings Inc.(b)	187,809	20,617,672
LivaNova PLC(a)(b)	149,287	7,185,183
NuVasive Inc.(a)(b)	112,744	6,275,331

		57,611,286

Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)(b)	557,741	14,010,454
Encompass Health Corp.	330,371	20,459,876
MEDNAX Inc.(a)(b)	326,699	5,586,553
Molina Healthcare Inc.(a)	367,235	65,360,485
Patterson Companies Inc.	540,698	11,895,356

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)(b)	656,636	$11,891,678

		129,204,402

Hotels, Restaurants & Leisure — 1.9%
Cracker Barrel Old Country Store Inc.	148,579	16,478,897
Jack in the Box Inc.	72,705	5,386,713
Papa John’s International Inc.	50,391	4,001,549
Penn National Gaming Inc.(a)(b)	809,972	24,736,545
Six Flags Entertainment Corp.	247,203	4,748,770
Texas Roadhouse Inc.	200,191	10,524,041
Wendy’s Co. (The)(b)	469,208	10,219,350
Wyndham Destinations Inc.	304,300	8,575,174

		84,671,039

Household Durables — 1.4%
Helen of Troy Ltd.(a)(b)	64,902	12,237,921
KB Home	294,639	9,039,525
Taylor Morrison Home Corp.(a)(b)	812,689	15,676,771
Toll Brothers Inc.	362,382	11,810,029
TRI Pointe Group Inc.(a)(b)	816,683	11,997,073

		60,761,319

Insurance — 6.2%
Alleghany Corp.	44,896	21,960,429
American Financial Group Inc./OH	467,602	29,674,023
Brighthouse Financial Inc.(a)	588,471	16,371,263
CNO Financial Group Inc.	900,585	14,022,109
First American Financial Corp.	698,692	33,551,190
Genworth Financial Inc., Class A(a)	3,156,155	7,290,718
Hanover Insurance Group Inc. (The)	238,276	24,144,507
Kemper Corp.	384,623	27,892,860
Mercury General Corp.	170,095	6,931,371
Old Republic International Corp.	1,791,887	29,225,677
Reinsurance Group of America Inc.	425,288	33,359,591
RLI Corp.(b)	92,765	7,616,007
Selective Insurance Group Inc.	374,691	19,761,203

		271,800,948

Interactive Media & Services — 0.3%
TripAdvisor Inc.	631,811	12,010,727

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)(b)	253,715	17,836,165

IT Services — 1.3%
Alliance Data Systems Corp.	265,813	11,993,483
LiveRamp Holdings Inc.(a)(b)	245,853	10,441,377
Maximus Inc.	173,015	12,188,907
Sabre Corp.	898,416	7,241,233
Science Applications International Corp.	170,380	13,235,118

		55,100,118

Leisure Products — 0.9%
Brunswick Corp./DE	253,057	16,198,179
Mattel Inc.(a)	2,175,309	21,035,238

		37,233,417

Machinery — 2.7%
AGCO Corp.	183,143	10,157,111
Colfax Corp.(a)(b)	289,751	8,084,053
Crane Co.	309,275	18,389,491
Donaldson Co. Inc.	284,732	13,245,733
ITT Inc.	178,584	10,490,024
Kennametal Inc.	519,934	14,927,305
Middleby Corp. (The)(a)(b)	146,571	11,570,315

Security	Shares	Value

Machinery (continued)
Oshkosh Corp.	175,011	$12,534,288
Terex Corp.	399,799	7,504,227
Trinity Industries Inc.	591,125	12,585,051

		119,487,598

Marine — 0.2%
Kirby Corp.(a)(b)	180,974	9,692,967

Media — 1.0%
AMC Networks Inc., Class A(a)(b)	254,316	5,948,451
John Wiley & Sons Inc., Class A	273,925	10,683,075
New York Times Co. (The), Class A(b)	307,655	12,930,740
TEGNA Inc.	1,370,339	15,265,576

		44,827,842

Metals & Mining — 1.4%
Allegheny Technologies Inc.(a)	406,799	4,145,282
Carpenter Technology Corp.	135,802	3,297,273
Commercial Metals Co.	746,612	15,230,885
Compass Minerals International Inc.	59,944	2,922,270
Steel Dynamics Inc.	672,659	17,549,673
U.S. Steel Corp.(b)	1,381,111	9,971,621
Worthington Industries Inc.	229,892	8,574,972

		61,691,976

Multi-Utilities — 1.0%
Black Hills Corp.	208,550	11,816,443
MDU Resources Group Inc.	729,306	16,176,007
NorthWestern Corp.	316,642	17,263,322

		45,255,772

Multiline Retail — 0.6%
Nordstrom Inc.(b)	679,316	10,522,605
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	156,161	15,249,121

		25,771,726

Oil, Gas & Consumable Fuels — 2.1%
Antero Midstream Corp.	1,762,911	8,990,846
Cimarex Energy Co.	294,515	8,096,217
CNX Resources Corp.(a)	1,172,996	10,146,415
EQT Corp.	1,602,501	19,069,762
Equitrans Midstream Corp.	2,548,611	21,178,958
Murphy Oil Corp.	503,766	6,951,971
PBF Energy Inc., Class A	639,547	6,548,961
World Fuel Services Corp.	397,050	10,228,008

		91,211,138

Paper & Forest Products — 0.3%
Domtar Corp.	346,095	7,306,066
Louisiana-Pacific Corp.	197,011	5,053,332

		12,359,398

Personal Products — 0.5%
Edgewell Personal Care Co.(a)	340,746	10,617,645
Nu Skin Enterprises Inc., Class A	325,446	12,441,801

		23,059,446

Pharmaceuticals — 0.7%
Nektar Therapeutics(a)(b)	758,969	17,577,722
Prestige Consumer Healthcare Inc.(a)(b)	314,071	11,796,507

		29,374,229

Professional Services — 1.3%
ASGN Inc.(a)	128,393	8,561,245
CoreLogic Inc.	273,882	18,410,348
Insperity Inc.	100,542	6,508,084

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	364,016	$25,026,100

		58,505,777

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(b)	168,358	17,418,319

Road & Rail — 0.9%
Avis Budget Group Inc.(a)(b)	335,850	7,687,606
Landstar System Inc.(b)	77,126	8,662,021
Ryder System Inc.	336,962	12,639,445
Werner Enterprises Inc.	194,200	8,453,526

		37,442,598

Semiconductors & Semiconductor Equipment — 2.0%
Cree Inc.(a)(b)	678,243	40,145,203
Enphase Energy Inc.(a)	142,901	6,797,801
First Solar Inc.(a)(b)	478,165	23,669,167
Semtech Corp.(a)	200,187	10,453,765
Synaptics Inc.(a)	83,238	5,004,269

		86,070,205

Software — 1.8%
CDK Global Inc.	297,551	12,324,562
Ceridian HCM Holding Inc.(a)(b)	254,628	20,184,362
CommVault Systems Inc.(a)	135,839	5,256,969
LogMeIn Inc.	110,262	9,346,910
PTC Inc.(a)(b)	313,414	24,380,475
Teradata Corp.(a)(b)	415,030	8,632,624

		80,125,902

Specialty Retail — 2.2%
Aaron’s Inc.(b)	182,498	8,285,409
American Eagle Outfitters Inc.(b)	975,541	10,633,397
AutoNation Inc.(a)(b)	360,957	13,564,764
Dick’s Sporting Goods Inc.	408,577	16,857,887
Foot Locker Inc.	653,356	19,051,861
Sally Beauty Holdings Inc.(a)(b)	707,785	8,868,546
Urban Outfitters Inc.(a)(b)	441,458	6,718,991
Williams-Sonoma Inc.	151,324	12,410,081

		96,390,936

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	456,797	7,911,724

Textiles, Apparel & Luxury Goods — 0.3%
Carter’s Inc.	101,185	8,165,630
Columbia Sportswear Co.	67,749	5,459,214

		13,624,844

Security	Shares	Value

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp. Inc.	1,454,615	$14,837,073
Washington Federal Inc.	175,651	4,714,473

		19,551,546

Trading Companies & Distributors — 1.5%
Gatx Corp.	218,848	13,345,351
MSC Industrial Direct Co. Inc., Class A	284,862	20,740,802
Univar Solutions Inc.(a)(b)	868,500	14,642,910
Watsco Inc.	100,657	17,886,749

		66,615,812

Water Utilities — 0.6%
Essential Utilities Inc.	629,233	26,578,802

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	612,140	12,169,343

Total Common Stocks — 100.5% (Cost: $5,190,877,261)		4,373,508,940

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	229,088,167	229,385,982
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	7,988,000	7,988,000

		237,373,982

Total Short-Term Investments — 5.5% (Cost: $237,078,098)		237,373,982

Total Investments in Securities — 106.0% (Cost: $5,427,955,359)		4,610,882,922

Other Assets, Less Liabilities — (6.0)%		(261,148,678)

Net Assets — 100.0%		$4,349,734,244

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Mid-Cap 400 Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	232,389,984	(3,301,817)	229,088,167	$229,385,982	$560,291	(b)	$13,374		$318,184
BlackRock Cash Funds: Treasury, SL Agency Shares	5,268,000	2,720,000	7,988,000	7,988,000	2,865		—		—

				$237,373,982	$563,156		$13,374		$318,184

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	44	09/18/20	$7,828	$56,649

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,373,508,940	$—	$—	$4,373,508,940
Money Market Funds	237,373,982	—	—	237,373,982

	$4,610,882,922	$—	$—	$4,610,882,922

Derivative financial instruments(a)
Assets
Futures Contracts	$56,649	$—	$—	$56,649

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5